Weighted Average Assumptions In Lattice-Based Binomial Method (Detail)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	2.20%	2.20%	3.10%
Expected volatility	32.00%	32.00%	34.00%
Risk-free interest rate	2.75%	2.94%	2.22%
Expected option lives (in years)	6.7	6.6	5.9